Note 8 - Investment in Juanicipio (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Interest received, classified as investing activities	$ 5,015	$ 7,639
Juanicipio property [member] | Fresnillo PLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	56.00%
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage	44.00%
Minera Juanicipio, S.A. de C.V. [member] | Fresnillo PLC [member]
Statement Line Items [Line Items]
Number of shares in entity held by entity (in shares)	9,314,877
Juanicipio Entities [member]
Statement Line Items [Line Items]
Cash advances and loans made to related parties	$ 0	24,992
Cash contributions made in the form of loans		22,726
Cash contributions made in the form of equity		2,276
Loan converted to shareholder capital	0	7,251
Loans and advances	2,053	94,414
Dividends received, classified as investing activities	26,400	0
Interest earned from loans to joint venture	4,197	8,150
Interest received, classified as investing activities	$ 5,015	$ 7,639